Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Financial assets:
Sundry debtors	$ 30,129,263	$ 37,034,460
Employees and officers	4,343,719	3,752,693
Total financial Assets	34,472,982	40,787,153
Non-financial assets:
Taxes to be recovered and prepaid taxes	76,430,365	80,581,955
Special Tax on Production and Services	(44,749,952)	(53,176,800)
Other accounts receivable	(3,135,031)	(2,591,360)
Total non-financial assets:	$ 124,315,348	$ 136,350,115